united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 9/30/19

Item 1. Schedule of Investments.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Principal Amount ($)		Interest Rate	Maturity	Value
	BONDS & NOTES - 8.2%
	AGRICULTURE - 0.6%
500,000	Philip Morris International, Inc.	1.8750%	2/25/2021	$498,919

	BANKS - 3.6%
500,000	Citigroup, Inc.	2.7000	3/30/2021	504,835
287,000	Citizens Bank	2.2000	5/26/2020	287,046
700,000	Medallion Bank	2.3000	1/26/2021	704,701
250,000	Morgan Stanley	2.6500	1/27/2020	250,396
250,000	National Australia Bank Ltd.	2.5000	1/12/2021	251,428
250,000	National Australia Bank Ltd.	2.6250	7/23/2020	251,298
250,000	Santander UK Group Holdings PLC	3.1250	1/8/2021	252,077
250,000	Sumitomo Mitsui Banking Corp.	2.4500	1/16/2020	250,187
250,000	Toronto-Dominion Bank	2.2500	11/5/2019	250,023
				3,001,991
	BEVERAGES - 0.7%
600,000	Anheuser-Busch InBev Finance, Inc.	2.6500	2/1/2021	605,846

	ELECTRIC - 0.3%
250,000	Edison International	2.1250	4/15/2020	249,538

	ELECTRONICS - 0.3%
250,000	Amphenol Corp.	2.2000	4/1/2020	250,105

	HEALTHCARE-SERVICES - 0.3%
250,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	250,279

	INTERNET - 0.3%
250,000	Alibaba Group Holding Ltd.	2.5000	11/28/2019	250,045

	PHARMACEUTICALS - 1.2%
500,000	AbbVie, Inc.	2.3000	5/14/2021	501,103
250,000	AstraZeneca PLC	2.3750	11/16/2020	251,252
250,000	Teva Pharmaceuticals Finance IV LLC.	2.2500	3/18/2020	247,187
				999,542
	RETAIL - 0.3%
250,000	Nordstrom, Inc.	4.7500	5/1/2020	253,523

	TELECOMMUNICATIONS - 0.6%
500,000	Cisco Systems, Inc.	2.2000	2/28/2021	502,731

	TOTAL BONDS & NOTES (Cost - $6,828,020)			6,862,519

	CERTIFICATES OF DEPOSITS - 32.9%
	AUTO MANUFACTURERS - 0.3%
250,000	BMW Bank of North America	1.7000	2/24/2020	249,851

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Principal Amount ($)		Interest Rate	Maturity	Value
	CERTIFICATES OF DEPOSITS - 32.9% (Continued)
	BANKS - 32.3%
250,000	American Express Bank FSB	1.9500%	8/31/2020	$250,377
1,000,000	American First Credit	2.5000	2/28/2020	1,002,697
250,000	Bank Leumi USA	2.5000	10/10/2019	250,039
1,000,000	Bank of America NA	2.4000	11/6/2019	1,000,494
1,000,000	Bank of Baroda/New York NY	2.4000	10/30/2019	1,000,403
1,000,000	Bank of China Ltd./New York NY	2.4000	10/28/2019	1,000,385
1,000,000	Bank of India/New York NY	2.5000	3/25/2020	1,003,169
750,000	Bank OZK	2.4000	11/29/2019	750,582
250,000	Barclays Bank Delaware	1.9500	9/21/2020	250,397
500,000	Beacon Credit Union	2.4500	6/12/2020	502,306
250,000	Capital One NA	1.9000	6/15/2020	250,188
1,000,000	Centier Bank	2.4000	11/22/2019	1,000,696
250,000	Citibank NA	2.7500	5/4/2020	251,389
750,000	Citizens Bank NA/Providence RI	2.4500	10/23/2019	750,255
500,000	ConnectOne Bank	2.2000	12/28/2020	502,552
250,000	Discover Bank	1.9000	8/10/2020	250,242
1,000,000	East-West Bank/Pasedena CA	2.4000	11/27/2019	1,000,788
1,000,000	First Federal Savings Bank/Evansville IN	2.4000	11/8/2019	1,000,519
250,000	IberiaBank	2.6000	3/2/2020	250,809
750,000	Keesler Federal Credit Union	2.7000	1/31/2020	752,115
250,000	Keesler Federal Credit Union	2.9000	12/20/2019	250,562
250,000	LCA Bank Corp.	1.2500	10/15/2019	249,916
250,000	Merrick Bank Corp./South Jordan UT	1.2000	10/11/2019	249,938
500,000	Morgan Stanley Bank NA	2.3000	1/11/2021	503,253
1,000,000	Morgan Stanley Private Bank NA	2.5000	2/7/2020	1,002,211
700,000	Morton Community Bank	2.2000	2/2/2021	703,840
1,000,000	MUFG Union Bank NA	2.4000	11/20/2019	1,000,671
250,000	Neighbors Federal Credit Union	3.1500	10/26/2021	250,175
1,000,000	New York Community Bank	2.4000	11/29/2019	1,000,782
1,000,000	Park Bank/ Madison WI	2.4000	12/16/2019	1,001,028
250,000	Park National Bank	1.8000	3/30/2020	249,971
1,000,000	Safra National Bank	2.5000	1/30/2020	1,002,056
250,000	Sallie Mae Bank	1.7500	1/21/2020	249,909
1,000,000	Seacoast National Bank	1.9500	11/18/2019	1,000,072
1,000,000	Signature Bank/New York NY	2.4500	11/6/2019	1,000,544
250,000	State Bank of India/New York NY	2.3000	1/27/2020	250,358
250,000	Stearns Bank NA	1.6000	4/21/2020	249,702
1,000,000	TBK Bank SSB	2.4000	11/27/2019	1,000,758
250,000	Texas Exchange Bank SSB	2.0000	7/28/2020	250,015
250,000	TIAA FSB	1.8000	6/15/2020	250,012
250,000	UBS Bank USA	2.8000	6/15/2020	251,773
750,000	United of Iowa Community Credit Union	2.7000	1/30/2020	752,097
1,000,000	Valley National Bank/Wayne NJ	1.9500	11/18/2019	1,000,072
250,000	Wex Bank	3.0000	10/13/2020	253,104
				26,993,221

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Principal Amount ($)				Interest Rate	Maturity	Value
		SAVINGS & LOANS - 0.3%
250,000		Third Federal Savings & Loan Assosication of Cleveland		1.9000%	9/15/2020	$250,272

		TOTAL CERTIFICATES OF DEPOSITS (Cost - $27,448,617)				27,493,344

Shares		EXCHANGE TRADED FUNDS - 31.4%
		COMMODITY FUND - 0.8%
5,098		SPDR Gold Shares (a) *				707,959

		DEBT FUNDS - 30.6%
110,600		Inveso BulletShares 2019 Corporate Bond ETF				2,331,448
109,500		Invesco BulletShares 2020 Corporate Bond ETF				2,332,350
109,700		Invesco BulletShares 2021 Corporate Bond ETF				2,332,222
108,400		Invesco BulletShares 2022 Corporate Bond ETF				2,329,516
46,200		Invesco Ultra Short Duration ETF				2,328,942
38,500		iShares Floating Rate Bond ETF				1,962,345
21,800		iShares Short Maturity Bond ETF				1,097,412
43,400		iShares Short-Term Corporate Bond ETF				2,329,278
22,900		PIMCO Enhanced Short Maturity Active				2,329,617
75,800		SPDR Bloomberg Barclays Investment Grade Floating				2,331,608
75,500		SPDR Portfolio Short Term Corporate Bond ETF				2,329,175
36,300		SPDR SSgA Ultra Short Term Bond ETF				1,467,609
						25,501,522

		TOTAL EXCHANGE TRADED FUNDS (Cost - $26,200,729)				26,209,481
Shares
		SHORT-TERM INVESTMENTS - 22.0%
		MONEY MARKET FUNDS - 22.0%
6,485,901		Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.86% (b)				6,485,901
11,844,523		First American Government Obligations Fund - Class Z 1.83% (a,b)				11,844,523
		TOTAL SHORT-TERM INVESTMENTS (Cost - $18,330,424)				18,330,424

		TOTAL INVESTMENTS - 94.5% (Cost - $78,807,790)				$78,895,768
		OTHER ASSETS LESS LIABILITIES - 5.5%				4,616,784
		NET ASSETS - 100.0%				$83,512,552

		ETF - Exchange Traded Funds
		PLC - Public Limited Company
	*	Non-Income producing investment.
	(a)	All or part of this instrument is a holding of GBSF Fund Limited.
	(b)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

		FUTURES CONTRACTS
		OPEN LONG FUTURES CONTRACTS
Number of					Notional Value at	Net Unrealized
Contracts		Issue	Exchange	Expiration	September 30, 2019	Appreciation (d)
557		Gold 100oz Futures (c)	NY Comex	December-19	$82,408,150	$2,168,490

	(c)	All or part of this instrument is a holding of GBSF Fund Limited.
	(d)	Amount subject to commodity risk exposure.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

The following is a summary of significant accounting policies followed by The Gold Bullion Strategy Fund ("Fund") in preparation of its Consolidated Portfolio of Investments.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Fund will calculate its daily net asset value ("NAV") per share at the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the NYSE is open. As a result of calculating the Fund's NAV per share as of the NYSE Close, Fund securities will be valued each day at the last quoted sales price on each security's primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

GBSF Fund Ltd. (“CFC”) is a wholly-owned and controlled foreign subsidiary of the Fund that can invest in Gold-bullion related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. See “Consolidation of Subsidiaries” for additional information.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair r market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The fair value team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investment
Bonds & Notes	$-	$6,862,519	$-	$6,862,519
Cerificates of Deposit	-	27,493,344	-	27,493,344
Exchange Traded Funds	26,209,481	-	-	26,209,481
Short-Term Investments	18,330,424	-	-	18,330,424
Total Investments	$44,539,905	$34,355,863	$-	$78,895,768
Derivatives:
Futures Contracts	$2,168,490	$-	$-	$2,168,490

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the
Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated portfolio of investments of the Fund includes the investments of GBSF Ltd. ("CFC"), a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in GBSF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on July 9, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund's investments in the CFC is as follows:

	Inception Date	GBSF Ltd. Net Assets at September 30, 2019	% of Net Assets at September 30, 2019
GBSF Ltd.	7/9/2013	$14,441,068	17.29%

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At September 30, 2019, the unrealized appreciation on future contracts amounted to $2,168,490, such appreciation was subject to commodity risk.

The derivative instruments as of September 30, 2019 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (GBSF Ltd.).

General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities market generally.

Mutual Fund and ETN Risk: Mutual funds and exchange traded notes are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$79,048,624	$114,757	$(267,613)	$(152,856)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/25/19

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 11/25/19